Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Value Line Select Growth Fund, Inc.
Entity Central Index Key	0000102767
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000193015
Shareholder Report [Line Items]
Fund Name	Value Line Select Growth Fund, Inc.
Class Name	Institutional
Trading Symbol	VILSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Value Line Select Growth Fund, Inc. (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$95	0.89%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund's Institutional Class generated a total return of 12.49% during the year ended December 31, 2024.

• The Fund posted double-digit absolute gains but underperformed the S&P 500® Index, driven primarily by stock selection overall. Mega-cap stocks, i.e., the largest of the large-cap stocks, led the U.S. equity market during the annual period, and the Fund did not own those stocks.

• The Fund was hurt most significantly by stock selection in the information technology sector. Specifically, not owning computer graphics processors manufacturer NVIDIA, whose shares rose approximately 170% during the annual period, detracted most. Weak stock selection in the financials and health care sectors also detracted as did having overweights to the lagging health care and industrials sectors.

• The Fund benefited from effective stock selection in the consumer staples sector, where it held only one stock, Costco, whose shares posted a robust double-digit gain during the annual period. Having no exposure to the energy and real estate sectors, which each was among the weakest sectors in the S&P 500® Index during the annual period, further boosted the Fund’s relative results.

• In addition to not owning NVIDIA, among the individual stocks that detracted most from the Fund’s relative results were positions in veterinary-focused medical device company Idexx Laboratories, whose shares declined, and information technology services provider Accenture, whose shares rose only modestly.

• The Fund was helped most during the annual period by positions in software company ServiceNow, data communications and telecommunications equipment provider Motorola Solutions and membership warehouse club Costco. Each enjoyed a healthy double-digit share price gain during the annual period, helped by stronger than expected operating performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Select Growth Fund, Inc.-Institutional Class	S&P 500® Index
5/1/2020	$10,000	$10,000
4/30/2020	$10,000	$9,908
5/31/2020	$10,818	$10,380
6/30/2020	$10,862	$10,587
7/31/2020	$11,570	$11,184
8/31/2020	$12,319	$11,987
9/30/2020	$12,141	$11,532
10/31/2020	$11,776	$11,225
11/30/2020	$12,986	$12,454
12/31/2020	$13,178	$12,933
1/31/2021	$12,603	$12,802
2/28/2021	$12,694	$13,155
3/31/2021	$13,080	$13,731
4/30/2021	$13,915	$14,464
5/31/2021	$13,764	$14,565
6/30/2021	$14,276	$14,905
7/31/2021	$15,026	$15,259
8/31/2021	$15,437	$15,723
9/30/2021	$14,784	$14,992
10/31/2021	$15,949	$16,042
11/30/2021	$15,675	$15,931
12/31/2021	$16,403	$16,645
1/31/2022	$14,863	$15,784
2/28/2022	$14,230	$15,311
3/31/2022	$14,984	$15,880
4/30/2022	$13,722	$14,495
5/31/2022	$13,416	$14,522
6/30/2022	$12,646	$13,323
7/31/2022	$14,085	$14,551
8/31/2022	$13,303	$13,958
9/30/2022	$12,078	$12,672
10/31/2022	$12,888	$13,698
11/30/2022	$13,783	$14,464
12/31/2022	$13,048	$13,631
1/31/2023	$13,912	$14,487
2/28/2023	$13,557	$14,134
3/31/2023	$14,249	$14,653
4/30/2023	$14,263	$14,881
5/31/2023	$14,438	$14,946
6/30/2023	$15,248	$15,933
7/31/2023	$15,617	$16,445
8/31/2023	$15,702	$16,184
9/30/2023	$14,938	$15,412
10/31/2023	$14,641	$15,088
11/30/2023	$16,381	$16,466
12/31/2023	$17,147	$17,214
1/31/2024	$17,636	$17,503
2/29/2024	$18,437	$18,438
3/31/2024	$18,501	$19,031
4/30/2024	$17,552	$18,254
5/31/2024	$17,829	$19,159
6/30/2024	$18,481	$19,846
7/31/2024	$18,971	$20,088
8/31/2024	$19,737	$20,575
9/30/2024	$19,900	$21,014
10/31/2024	$19,326	$20,824
11/30/2024	$20,562	$22,046
12/31/2024	$19,289	$21,521

Average Annual Return [Table Text Block]
	1 Year	Since InceptionFootnote Reference*
Institutional Class	12.49%	15.09%
S&P 500® Index	25.02%	17.82%

Performance Inception Date	May 01, 2020
AssetsNet	$ 423,475,382
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 3,211,355
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$423,475,382
# of Portfolio Holdings	28
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$3,211,355

Holdings [Text Block]
Costco Wholesale Corp.	7.0%
TransDigm Group, Inc.	7.0%
Cintas Corp.	6.5%
ServiceNow, Inc.	5.9%
Motorola Solutions, Inc.	5.2%
Accenture PLC	4.9%
Cadence Design Systems, Inc.	4.8%
Stryker Corp.	4.3%
Trane Technologies PLC	4.2%
Intercontinental Exchange, Inc.	4.1%
Value	Value
Common Stocks	98.4%
Cash & Other Assets - Net	1.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com
C000020639
Shareholder Report [Line Items]
Fund Name	Value Line Select Growth Fund, Inc.
Class Name	Investor
Trading Symbol	VALSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Value Line Select Growth Fund, Inc. (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$121	1.14%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund's Investor Class generated a total return of 12.20% during the year ended December 31, 2024.

• The Fund posted double-digit absolute gains but underperformed the S&P 500® Index, driven primarily by stock selection overall. Mega-cap stocks, i.e., the largest of the large-cap stocks, led the U.S. equity market during the annual period, and the Fund did not own those stocks.

• The Fund was hurt most significantly by stock selection in the information technology sector. Specifically, not owning computer graphics processors manufacturer NVIDIA, whose shares rose approximately 170% during the annual period, detracted most. Weak stock selection in the financials and health care sectors also detracted as did having overweights to the lagging health care and industrials sectors.

• The Fund benefited from effective stock selection in the consumer staples sector, where it held only one stock, Costco, whose shares posted a robust double-digit gain during the annual period. Having no exposure to the energy and real estate sectors, which each was among the weakest sectors in the S&P 500® Index during the annual period, further boosted the Fund’s relative results.

• In addition to not owning NVIDIA, among the individual stocks that detracted most from the Fund’s relative results were positions in veterinary-focused medical device company Idexx Laboratories, whose shares declined, and information technology services provider Accenture, whose shares rose only modestly.

• The Fund was helped most during the annual period by positions in software company ServiceNow, data communications and telecommunications equipment provider Motorola Solutions and membership warehouse club Costco. Each enjoyed a healthy double-digit share price gain during the annual period, helped by stronger than expected operating performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Select Growth Fund, Inc.-Investor Class	S&P 500® Index
12/14	$10,000	$10,000
01/15	$9,752	$9,700
02/15	$10,275	$10,257
03/15	$10,269	$10,095
04/15	$10,183	$10,192
05/15	$10,257	$10,323
06/15	$10,230	$10,123
07/15	$10,437	$10,335
08/15	$9,888	$9,712
09/15	$9,589	$9,471
10/15	$10,189	$10,270
11/15	$10,245	$10,301
12/15	$10,025	$10,138
01/16	$9,505	$9,635
02/16	$9,554	$9,622
03/16	$10,209	$10,275
04/16	$10,222	$10,315
05/16	$10,410	$10,500
06/16	$10,489	$10,527
07/16	$10,753	$10,915
08/16	$10,808	$10,931
09/16	$10,749	$10,933
10/16	$10,486	$10,733
11/16	$10,749	$11,131
12/16	$10,727	$11,351
01/17	$11,001	$11,566
02/17	$11,467	$12,025
03/17	$11,482	$12,039
04/17	$11,840	$12,163
05/17	$12,144	$12,334
06/17	$12,074	$12,411
07/17	$12,255	$12,666
08/17	$12,262	$12,705
09/17	$12,440	$12,967
10/17	$12,703	$13,270
11/17	$13,062	$13,677
12/17	$13,121	$13,829
01/18	$13,787	$14,621
02/18	$13,351	$14,082
03/18	$13,331	$13,724
04/18	$13,228	$13,777
05/18	$13,620	$14,108
06/18	$13,878	$14,195
07/18	$14,448	$14,724
08/18	$15,019	$15,203
09/18	$15,237	$15,290
10/18	$13,921	$14,245
11/18	$14,480	$14,535
12/18	$13,303	$13,223
01/19	$14,416	$14,282
02/19	$15,285	$14,741
03/19	$15,796	$15,027
04/19	$16,350	$15,636
05/19	$15,992	$14,642
06/19	$17,084	$15,674
07/19	$17,232	$15,899
08/19	$17,376	$15,648
09/19	$17,254	$15,940
10/19	$17,354	$16,286
11/19	$17,979	$16,877
12/19	$18,170	$17,386
01/20	$18,768	$17,379
02/20	$17,325	$15,949
03/20	$15,104	$13,979
04/20	$17,008	$15,771
05/20	$18,394	$16,522
06/20	$18,460	$16,850
07/20	$19,659	$17,801
08/20	$20,924	$19,080
09/20	$20,616	$18,355
10/20	$19,995	$17,867
11/20	$22,049	$19,823
12/20	$22,372	$20,585
01/21	$21,387	$20,377
02/21	$21,542	$20,939
03/21	$22,187	$21,856
04/21	$23,595	$23,022
05/21	$23,339	$23,183
06/21	$24,204	$23,724
07/21	$25,469	$24,288
08/21	$26,155	$25,026
09/21	$25,051	$23,863
10/21	$27,014	$25,534
11/21	$26,543	$25,357
12/21	$27,776	$26,494
01/22	$25,160	$25,123
02/22	$24,089	$24,371
03/22	$25,353	$25,276
04/22	$23,218	$23,071
05/22	$22,689	$23,114
06/22	$21,385	$21,206
07/22	$23,815	$23,161
08/22	$22,490	$22,217
09/22	$20,417	$20,170
10/22	$21,783	$21,804
11/22	$23,279	$23,022
12/22	$22,035	$21,696
01/23	$23,492	$23,059
02/23	$22,886	$22,496
03/23	$24,051	$23,322
04/23	$24,067	$23,686
05/23	$24,358	$23,789
06/23	$25,715	$25,361
07/23	$26,336	$26,176
08/23	$26,474	$25,759
09/23	$25,178	$24,531
10/23	$24,672	$24,015
11/23	$27,601	$26,208
12/23	$28,890	$27,399
01/24	$29,700	$27,859
02/24	$31,050	$29,347
03/24	$31,142	$30,291
04/24	$29,548	$29,054
05/24	$30,004	$30,494
06/24	$31,092	$31,589
07/24	$31,918	$31,973
08/24	$33,192	$32,749
09/24	$33,462	$33,448
10/24	$32,492	$33,145
11/24	$34,567	$35,090
12/24	$32,414	$34,254

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	12.20%	12.27%	12.48%
S&P 500® Index	25.02%	14.53%	13.10%

AssetsNet	$ 423,475,382
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 3,211,355
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$423,475,382
# of Portfolio Holdings	28
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$3,211,355

Holdings [Text Block]
Costco Wholesale Corp.	7.0%
TransDigm Group, Inc.	7.0%
Cintas Corp.	6.5%
ServiceNow, Inc.	5.9%
Motorola Solutions, Inc.	5.2%
Accenture PLC	4.9%
Cadence Design Systems, Inc.	4.8%
Stryker Corp.	4.3%
Trane Technologies PLC	4.2%
Intercontinental Exchange, Inc.	4.1%
Value	Value
Common Stocks	98.4%
Cash & Other Assets - Net	1.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com